Equity - Earnings per share - Net income from continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity [abstract]
Profit (loss), attributable to owners of parent	€ 233	€ 4,822	€ 3,004
Effect of subordinated notes	(225)	(255)	(268)
Net income attributable to the owners of the parent company - basic (adjusted)	€ 8	€ 4,567	€ 2,736